POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value of plan assets
Net liability at end of year	$ 642	$ 771
Pension defined benefit plans
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	634
Service cost	38	41
Interest cost / interest income	15	20
Actuarial (gain) loss due to financial assumption changes	(853)	(123)
Actuarial (gain) loss due to demographic assumption changes	(4)	15
Actuarial experience adjustments	51	16
Net defined benefit liability (asset) at end of period	590	634
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	634
Interest cost / interest income	15	20
Loss (return) on plan assets (excluding interest income)	687	(225)
Administrative expenses paid from plan assets	10	10
Net defined benefit liability (asset) at end of period	590	634
Net asset at end of year	0	(75)
Net liability at end of year	590	709
Pension defined benefit plans | Defined benefit obligation
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	3,034	3,308
Defined benefit obligation through business combinations	159	107
Service cost	38	33
Interest cost / interest income	78	67
Participant contributions	2	2
Foreign currency exchange translation	(4)	(218)
Actuarial (gain) loss due to financial assumption changes	(853)	(123)
Actuarial (gain) loss due to demographic assumption changes	(4)	15
Actuarial experience adjustments	51	16
Benefits paid from plan assets	(127)	(157)
Benefits paid from employer	(20)	(16)
Net defined benefit liability (asset) at end of period	2,354	3,034
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	3,034	3,308
Fair value of plan assets through business combinations	159	107
Interest cost / interest income	78	67
Foreign currency exchange translation	(4)	(218)
Participant contributions	2	2
Benefits paid from plan assets	(127)	(157)
Benefits paid from employer	(20)	(16)
Net defined benefit liability (asset) at end of period	2,354	3,034
Pension defined benefit plans | Fair value of plan assets
Changes in defined benefit obligation
Net defined benefit liability (asset) at beginning of period	(2,400)	(2,391)
Defined benefit obligation through business combinations	(150)	(7)
Interest cost / interest income	(63)	(47)
Participant contributions	(2)	(2)
Foreign currency exchange translation	55	152
Benefits paid from plan assets	128	157
Benefits paid from employer	15	16
Net defined benefit liability (asset) at end of period	(1,764)	(2,400)
Changes in fair value of plan assets
Net defined benefit liability (asset) at beginning of period	(2,400)	(2,391)
Fair value of plan assets through business combinations	(150)	(7)
Interest cost / interest income	(63)	(47)
Loss (return) on plan assets (excluding interest income)	687	(225)
Foreign currency exchange translation	55	152
Employer contributions	(43)	(64)
Participant contributions	(2)	(2)
Employer direct settlements	(1)	1
Benefits paid from plan assets	128	157
Benefits paid from employer	15	16
Administrative expenses paid from plan assets	10	10
Net defined benefit liability (asset) at end of period	(1,764)	(2,400)
Post-Retirement Insurance Benefit Plans
Changes in fair value of plan assets
Net liability at end of year	$ 52	$ 62